Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 6,317	$ 2,992	$ 719
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	3,362	1,331	332
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 2,955	$ 1,661	$ 387